FUND PROFILE

                            Global Natural Resources

                                 INVESTOR CLASS
                                   May 1, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century


--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
     See the back cover for additional telephone numbers and our address.


                          AMERICAN CENTURY INVESTMENTS

                            GLOBAL NATURAL RESOURCES

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries, and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

        The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sectors of the Dow Jones World Stock Index* (DJWSI).

        The managers do not attempt to time the market. Instead, they intend to keep Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to 35% of the fund's assets in when-issued and forward commitment agreements if necessary to purchase securities.

        The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

        Additional information about Global Natural Resources' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Global Natural Resources' shares depends on the value of the stocks and other securities it owns. The value of the individual securities Global Natural Resources owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *As with all  funds,  at any given  time the value of your  shares of Global
     Natural Resources may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Because Global Natural Resources concentrates its investments in natural resource companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability, these fluctuations may cause volatility in the fund's share price.


*The DJWSI is the property of Dow Jones & Co., Inc.


GLOBAL NATURAL RESOURCES                            AMERICAN CENTURY INVESTMENTS


    *Many investors believe that investments in natural resources companies hedge against commodity-price-driven inflation, but there is no guarantee that this historical inverse relationship will continue.

    *Depending on the composition of the sectors, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Natural Resources is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

        In summary, Global Natural Resources is intended for investors who find natural resources companies an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Global Natural Resources' Investor Class shares for each full calendar year since the fund's inception on September 15, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

     Calendar Year-By-Year Returns
     [bar chart - data below]
          1995     1996    1997      1998
         14.40    15.45    2.50     -6.30

     As of March 31, 1999, the end of the most recent calendar quarter, Global Natural Resources' year-to-date return was ___%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Global Natural Resources is intended for investors with a long-term investment horizon and is not managed for short-term results.

     Highest and Lowest Quarterly Returns
     [bar chart - data below]
         2Q 1997       8.13%
         4Q 1997     -11.73%


FUND PROFILE                                            GLOBAL NATURAL RESOURCES


        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Dow Jones World Stock Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.


                                               1 YEAR              LIFE OF FUND
               Global Natural Resources        -6.30%                 4.83%
               Dow Jones World Stock Index     -2.85%                 6.70%(1)

        (1 )Benchmark from September 30, 1994

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

         There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                               0.70%(1)
         Distribution and Service (12b-1) Fees          None
         Other Expenses(2)                              0.01%
         Total Annual Fund Operating Expenses           0.71%

     (1)Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. The fund's management fee decreases as fund assets increase.

     (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

               1 year    3 years   5 years   10 years
             -----------------------------------------
               $72       $227      $394      $880

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Global Natural Resources team are identified below:

        JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Natural Resources. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

        WILLIAM MARTIN, Vice President and Senior Portfolio Manager, has served on the management team for Global Natural Resources since its inception. He joined American Century in 1989. He has a degree from the University of Illinois. He is a Chartered Financial Analyst.

        JOSEPH B. STERLING, Portfolio Manager, joined the team managing Global Natural Resources in November 1996. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio Manager and Research Analyst. He has a degree from the University of California-Berkeley.


GLOBAL NATURAL RESOURCES                           AMERICAN CENTURY INVESTMENTS


6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application
     * Call us and exchange shares from another American Century fund
     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Natural Resources for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Global Natural Resources pays distributions of substantially all of its income and from realized capital gains, if any, on a semiannual basis in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


FUND PROFILE                                            GLOBAL NATURAL RESOURCES


--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

BUSINESS, NOT-FOR-PROFIT, AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-PRF-14140   9903

                                  FUND PROFILE

                                   Global Gold

                                 INVESTOR CLASS
                                   May 1, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century


--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.


                          AMERICAN CENTURY INVESTMENTS

                                   GLOBAL GOLD

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

        In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step. The goal is to create a fund that produces performance similar to performance of the worldwide gold equities market.

        The managers use a proprietary benchmark that the advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

        Global Gold will concentrate its investments in securities of Gold Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe that it is prudent the fund may invest in securities other than stocks, such as convertible securities, sponsored or unsponsored American Depositary Receipts, gold, gold certificates, or gold futures. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper. Normally, the fund managers will invest in securities of companies in at least three different countries.

        The fund may invest in securities other than stocks, such as convertible securities, foreign securities, short-term instruments and non-leveraged stock index futures contracts. "Non-leveraged" means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

        Additional information about Global Gold's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Global Gold's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Global Gold owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *As with all  funds,  at any given  time the value of your  shares of Global
     Gold may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


GLOBAL GOLD                                         AMERICAN CENTURY INVESTMENTS


    *Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

    *Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

    *Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

     Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of Global Gold is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

     Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

     Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

     Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing, and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

        In summary, Global Gold is intended for investors who find Gold Companies an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Global Gold's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

     Calendar Year-By-Year Returns
     [bar chart - data below]
     1989    1990    1991    1992    1993    1994   1995   1996    1997    1998
    29.93  -19.43  -11.23   -8.65   81.22  -16.75   9.25  -2.76  -41.47  -12.18

     As of March 31, 1999, the end of the most recent calendar quarter, Global Gold's year-to-date return was ___%.


FUND PROFILE                                                         GLOBAL GOLD


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter for the period reflected by the preceding bar chart are provided below to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Global Gold is intended for investors with a long-term investment horizon and is not managed for short-term results.

     Highest and Lowest Quarterly Returns
     [bar chart - data below]
        2Q 1993       34.28%
        4Q 1997      -31.35%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The MSCI World Stock Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                   1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND(1)
                 Global Gold      -12.18%   -14.58%    -3.51%       -4.36%
      MSCI World Stock Index       -7.25%   -14.52%    -2.89%       -3.59%(2)

     (1)The fund's inception date is August 17, 1988.

     (2)Benchmark from August 31, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
        Management Fee                               0.70%(1)
        Distribution and Service (12b-1) Fees          None
        Other Expenses(2)                              0.01%
        Total Annual Fund Operating Expenses           0.71%

     (1)Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. The fund's management fee decreases as fund assets increase.

     (2)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses as shown above
                  . . . your cost of investing in the fund would be:

               1 year    3 years   5 years   10 years
             ------------------------------------------
               $72       $227      $394      $880

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Global Gold team are identified as follows:

        JOHN SCHNIEDWIND, Senior Vice President and Group Leader-Quantitative Equity, joined American Century in 1982, and supervises the portfolio management team that manages Global Gold. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

        WILLIAM MARTIN, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold since its inception. He joined American Century in 1989. He has a degree from the University of Illinois. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application
     * Call us and exchange shares from another American Century fund
     * Call us and send your investment by bank wire transfer


GLOBAL GOLD                                         AMERICAN CENTURY INVESTMENTS


        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Global Gold for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Global Gold pays distributions of substantially all of its income and realized capital gains, if any, on a semiannual basis in March and December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.


FUND PROFILE                                                         GLOBAL GOLD


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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-PRF-14139   9903